Segments - Summary of Total Gross Margin to Income Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Total gross margin	$ 80,606	$ 68,625	$ 228,823	$ 196,441	$ 266,099	$ 236,153
Selling, general and administrative expenses	(19,648)	(11,190)	(46,171)	(32,760)	(44,882)	(37,665)
Long lived asset impairment						(9,107)
Gain / (loss) on sale of fixed assets	0	818	721	825	874	(426)
Interest expense, net	(39,710)	(49,859)	(182,030)	(104,616)	(165,867)	(84,640)
Interest expense, net					(165,867)	(84,640)
Loss on extinguishment of debt	(6,757)	0	(6,757)	0
Gain on derivatives	15,141	51,862	42,080	76,972	83,116	18,174
Other (expense) income	38	(19)	39	(10)	17	(99)
Income before income taxes	$ 29,670	$ 60,237	$ 36,705	$ 136,852	$ 139,357	$ 122,390